BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Biological Assets [Abstract]
Disclosure of information about agricultural produce [text block]	The average crop age by species and country is:
	Chile	Argentina	Brazil	Uruguay
Pine	24	15	15	-
Eucalyptus	12	10	7	10

Disclosure of changes in fair value measurement due to change in significant inputs used [Text block]
The following table sets forth the sensitivity to changes in fair value of biological assets considering variations in significant assumptions considered in calculating the fair value of the assets:

		ThU.S.$
Discount rate	0.5	(108,938)
	-0.5	116,538
Margins (%)	10	401,647
	-10	(401,638)

Disclosure of detailed information about current and noncurrent biological assets [Text Block]
As of the date of these consolidated financial statements, the current and non-current biological assets were as follows:

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Current	236,333	315,500
Non-current	3,101,604	2,747,894
Total	3,337,937	3,063,394

Disclosure of reconciliation of changes in biological assets [text block]
Reconciliation of carrying amount of biological assets

	12-31-2025
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	315,500	2,747,894	3,063,394
Changes in real incurred cost	4,575	255,639	260,214
Additions through acquisition	1,952	411,761	413,713
Sales	(13)	(5,247)	(5,260)
Harvest	(139,247)	-	(139,247)
Increases (decreases) in foreign exchange	163	-	163
Loss of forest due to fires	-	(9,484)	(9,484)
Transfers from non-current to current	141,720	(141,720)	-
Other increases (decreases)	-	329	329
Changes in fair value	(83,742)	98,071	14,329
Gain (losses) arising from changes in fair value minus sale costs	418	204,228	204,646
Sales	12	(11,432)	(11,420)
Harvest	(175,947)	-	(175,947)
Increases (decreases) in foreign exchange	60	-	60
Loss of forest due to fires	-	(2,650)	(2,650)
Transfers from non-current to current	91,715	(91,715)	-
Other increases (decreases)	-	(360)	(360)
Total changes	(79,167)	353,710	274,543
Closing balance	236,333	3,101,604	3,337,937

	12-31-2024
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	370,957	2,651,622	3,022,579
Changes in real incurred cost	16,970	149,293	166,263
Additions through acquisition	-	380,414	380,414
Increases (decreases) due to business combination	-	21,880	21,880
Sales	(27)	(6,481)	(6,508)
Harvest	(140,381)	-	(140,381)
Increases (decreases) in foreign exchange	(4,268)	(58,983)	(63,251)
Loss of forest due to fires	-	(25,633)	(25,633)
Transfers from non-current to current	161,646	(161,646)	-
Other increases (decreases)	-	(258)	(258)
Changes in fair value	(72,427)	(53,021)	(125,448)
Gain (losses) arising from changes in fair value minus sale costs	-	117,316	117,316
Sales	-	(7,946)	(7,946)
Harvest	(241,617)	-	(241,617)
Increases (decreases) in foreign exchange	(6,739)	13,219	6,480
Loss of forest due to fires	-	715	715
Transfers from non-current to current	175,929	(175,929)	-
Other increases (decreases)	-	(396)	(396)
Total changes	(55,457)	96,272	40,815
Closing balance	315,500	2,747,894	3,063,394

	12-31-2023
	Current	Non-current	Total
Movement	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance	330,435	2,864,935	3,195,370
Changes in real incurred cost	910	158,489	159,399
Additions through acquisition	1,570	416,792	418,362
Sales	(168)	(6,167)	(6,335)
Harvest	(147,901)	-	(147,901)
Increases (decreases) in foreign exchange	279	14,638	14,917
Loss of forest due to fires	(1,652)	(63,353)	(65,005)
Transfers to non-current assets held for sale	(11,022)	(43,939)	(54,961)
Transfers from non-current to current	159,804	(159,804)	-
Other increases (decreases)	-	322	322
Changes in fair value	39,612	(371,802)	(332,190)
Gain (losses) arising from changes in fair value minus sale costs	-	264,477	264,477
Sales	(51)	(5,736)	(5,787)
Harvest	(322,232)	-	(322,232)
Increases (decreases) in foreign exchange	(4,311)	5,401	1,090
Loss of forest due to fires	-	(43,721)	(43,721)
Transfers to non-current assets held for sale	(48,148)	(177,869)	(226,017)
Transfers from non-current to current	414,354	(414,354)	-
Total changes	40,522	(213,313)	(172,791)
Closing balance	370,957	2,651,622	3,022,579